Related Party Transactions with Abbott (Details) (Abbott Laboratories, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Abbott Laboratories
Related Party Transactions with Abbott
Expenses allocated	$ 838	$ 801	$ 677
Separation-related expenses	$ 288